UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2002
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DEPUTY CHIEF EXECUTIVE OFFICER
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


 /s/ Denis Kiely
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK      MAY 14, 2002
    DEPUTY CHIEF
    EXECUTIVE OFFICER



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       11

Form 13F Information Table Value Total:                       $165,028
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.               Form 13F File Number      Name

      1                 28-_________              FLETCHER INTERNATIONAL, LTD.





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                                                            FORM 13F REPORT



                                                                                                                   Item 8.
                                                                                                           -----------------------
                                                                                                                    Voting
                            Item 2     Item 3    Item 4      Item 5           Item 6            Item 7            Authority
                                                                                                                   Shares
                                                 Fair      Shares or            (B)       (C)
Name of Issuer             Title of    CUSIP       Market  Principal  (A)    Shared    Shared               (A)        (B)    C
                             Class     Number      Value     Amount   Sole   Defined    Other              Sole    Defined    None
                                                 (x$1,000)
                           ---------   --------- --------- ---------  ----   -------   ------              ----    -------    ----

Alloy Inc                 Common       019855105   20,552  1,367,366           X                   1        X
                          Stock
Aspen Technology Inc      Common       045327103    2,176    95,000            X                   1        X
                          Stock
Champion Enterprises Inc  Common       158496109    6,734   841,805            X                   1        X
                          Stock
Clayton Homes Inc         Common       184190106    2,969   177,265            X                   1        X
                          Stock
Com21 Inc                 Common       205937105    2,842  2,450,000           X                   1        X
                          Stock
Diamonds TR               Unit Ser 1   252787106   19,874   191,500            X                   1        X
Fleetwood Enterprises Inc Common       339099103    2,245   207,877            X                   1        X
                          Stock
Polo Ralph Lauren Corp    Class A      731572103   10,005   342,865            X                   1        X
Schlumberger Ltd          Common       806857108   27,118   461,040            X                   1        X
                          Stock
SPDR TR                   Unit Ser 1   78462F103   68,681   599,727            X                   1        X
SPDR TR                   Unit Ser 1   78462F103    1,832    16,000            X                            X

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